Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property, plant and equipment

14. Property, plant and equipment

Accounting policy

Items of property, plant and equipment are measured at historical cost of acquisition or construction, less accumulated depreciation. When significant parts of an item of property, plant and equipment have different useful lives, they are recorded as separate items (major components) of property, plant and equipment. Any gains and losses on the disposal of an item of property, plant and equipment are recognized in the statements of profit or loss. Subsequent costs are capitalized only when it is probable that future economic benefits associated with the expenditure will be earned by the Group.

Depreciation is calculated and its residual values estimated, using the straight-line method based on the estimated useful lives of the items. Depreciation is recognized in the statements of profit or loss. Land is not depreciated. The estimated useful lives of property, plant and equipment are as follows:

Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years

The Group uses an estimated useful life of the assets to depreciate property, plant and equipment. At the end of each fiscal year, this estimate is reviewed and, if necessary, adjusted prospectively.

An asset's carrying amount is written down immediately to its recoverable amount when the asset's carrying amount is higher than its estimated recoverable value.

Gains and losses on disposals are determined by comparing the proceeds from the sale with the carrying amount and are recognized under "Other (expenses) income, net" in the statements of profit or loss.

(a)    Property, plant and equipment balance is as follows:

	Vehicles	Lands, buildings and improvements	Machines, equipment and facilities	Furniture and fixtures	Computer equipment	Total

Cost	40,062	182,822	89,367	18,468	11,535	342,254
Accumulated depreciation	(32,822)	(22,769)	(31,009)	(9,043)	(9,830)	(105,473)

Balance at June 30, 2024	7,240	160,053	58,358	9,425	1,705	236,781

Cost	36,358	172,181	89,534	23,406	11,811	333,290
Impairment losses	(572)	(6,826)	(1,358)	(1,455)	(512)	(10,723)
Accumulated depreciation	(31,081)	(36,284)	(37,054)	(10,624)	(11,130)	(126,173)

Balance at June 30, 2025	4,705	129,071	51,122	11,327	169	196,394

Depreciation expense of property, plant and equipment for the year ended June 30, 2025 was R$22,383 (R$20,481 for the year ended June 30, 2024).

Property, plant, and equipment were tested for impairment as of June 30, 2025. As a result of the stores closure plan (see note 34) an impairment loss of R$8,399 million related to property, plant and equipment was recorded during the year. Additionally, an impairment loss of R$2,324 million was recognized as a result of the impairment test for Brazil retail segment, where the recoverable amount was lower than the carrying amount, as further described in Note 16.